Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
LVIP Delaware Foundation(R) Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Delaware Foundation® Moderate Allocation Fund

Supplement Dated February 28, 2017

to the Prospectus dated May 1, 2016

This Supplement updates certain information in the Prospectus for the LVIP Delaware Foundation® Moderate Allocation Fund (the "Fund). You may obtain copies of the Fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus for the Fund are effective May 1, 2017.

I.	LVIP Delaware Foundation® Moderate Allocation Fund's name is changed to "LVIP BlackRock Scientific Allocation Fund." All references to the Fund's name are revised accordingly.

II.	The following replaces the information under Investment Objective on page 1:

The investment objective of the LVIP BlackRock Scientific Allocation Fund is to seek to provide total return.

III.	The following replaces the tables under Fees and Expenses page 1:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.75%	0.75%

Distribution and/or Service (12b-1 fees)	None	0.25%
Other Expenses[1]	0.26%	0.26%

Acquired Fund Fees and Expenses (AFFE)[1]	None	None
Total Annual Fund Operating Expenses (including AFFE) [2]	1.01%	1.26%

Less Fee Waiver and Expense Reimbursement[3]	0.28%	0.28%
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.73%	0.98%

[1] Other expenses and AFFE are based on estimates for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.73% of the Fund's average daily net assets for the Standard Class and 0.98% for the Service Class. Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

Example

	1 year	3 years	5 years	10 years
Standard Class	$75	$294	$531	$1,211
Service Class	$100	$372	$665	$1,498

IV.	The following replaces the information under Principal Investment Strategies on page 2:

The Fund follows two investment strategies: a static allocation of 50% equity and 50% fixed income. The equity component solely utilizes BlackRock's Scientific Active Equity MSCI ACWI Alpha Tilts strategy ("Equity Strategy"), while the fixed income strategy solely utilizes BlackRock's Model Based Core Active Bond strategy ("Bond Strategy").

Equity Strategy. The Equity Strategy focuses on delivering consistent and differentiated capital appreciation. We source insights from various datasets seeking to identify and capture less well known drivers of market returns.

The Equity Strategy primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. The Equity Strategy may invest in shares of companies through "new issues" or initial public offerings ("IPOs"). The Equity Strategy may invest in securities of any market capitalization.

Securities selected will consist primarily of equity securities of companies with similar characteristics to the companies included in the MSCI All Country World Index that the Subadviser ("BlackRock") selects using a proprietary quantitative model. The model is designed to select stocks based on an analysis of a wide range of factors, such as relative value; earnings quality; market sentiment; and thematic insights. BlackRock considers risk parameters in deciding upon the Equity Strategy's aggregate securities holdings, and factors trading costs into its stock selection process.

The Equity Strategy may use derivatives, including futures, contracts for difference, swap agreements and/or foreign exchange transactions, to manage the risk and return of the Equity Strategy. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts. Derivatives are instruments that have a value based on another instrument, exchange rate or index, including but not limited to the MSCI All Country World Index. The use of futures, contracts for difference, swaps or foreign exchange transactions can be effective in managing the risk and return of the Fund.

Bond Strategy. The Bond Strategy utilizes a scientific and risk controlled process in building a fixed income portfolio. The scientific approach in the process focuses on a systematic approach that ensures the portfolio considers risk and return. Risk controls identify opportunities and balances risk and is ultimately translated into portfolio investments.

The Bond Strategy seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Bond Strategy may invest up to 10% of the Bond Strategy's assets in securities rated below investment grade ("high yield" or "junk" bonds). The Bond Strategy may invest in bonds of any maturity or duration.

The Bond Strategy may invest a significant portion of its assets in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts – referred to as "to be announced" ("TBA") transactions – on a regular basis.

The Bond Strategy may use derivatives, such as futures contracts, options and various other instruments. The Strategy may also invest in derivatives based on foreign currencies. In addition, the Bond Strategy may use derivatives and short sales to enhance returns as part of an overall investment strategy or to offset a potential decline in the value of other holdings (referred to as a "hedge"), although the Strategy is not required to hedge.

V.	The following replaces the information under Principal Risks on pages 3-4:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

●	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.

●	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

●	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by "credit ratings" assigned by nationally recognized statistical rating organizations ("NRSROs"). A decrease in an issuer's credit rating may cause a decline in the value of the issuer's debt obligations. However, credit ratings may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

●	"To Be Announced" (TBA) Transaction Risk. A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, paramount and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA Transaction typically are not determined until two days prior to settlement date. Until settlement occurs, the Fund purchaser is subject to counterparty credit risk of the seller and to changes in the market value of the securities purchased.

●	Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).

●	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.

●	Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds ("junk bonds"), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.

●	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

●	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

●	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund's exposure to currency exchange rates and could negatively affect the value of the Fund's foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund's ability to benefit from favorable changes in currency exchange rates.

●	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be "leveraged", which may magnify or otherwise increase investment losses.

●	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

VI.	The following replaces the information under Fund Performance on page 4:

The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.

Information has also been included for the LVIP BlackRock Scientific Allocation Composite, which is an unmanaged index compiled by the Fund's adviser, and is constructed as follows: 50% MSCI All Country World Index and 50% Barclays Capital U.S. Aggregate Bond Index. The LVIP BlackRock Scientific Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Effective May 1, 2017, the Fund will change its investment strategy in an effort to improve the Fund's investment performance. Also, on June 15, 2009, the Fund changed its investment strategy in connection with a reorganization where shareholders of the LVIP UBS Global Asset Allocation Fund became shareholders of the Fund. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the above chart, the Fund's highest return for a quarter occurred in the third quarter of 2009 at: 13.18%.

The Fund's lowest return for a quarter occurred in the third quarter of 2011 at: (10.62%).

	Average Annual Total Returns For periods ended 12/31/15
	1 year	5 years	10 years
LVIP BlackRock Scientific Allocation Fund – Standard Class	(1.15%)	5.69%	4.82%
LVIP BlackRock Scientific Allocation Fund – Service Class	(1.39%)	5.43%	4.72%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%
LVIP BlackRock Scientific Allocation Composite (reflects no deductions for fees, expenses or taxes)*	5.29%	5.89%	4.44%

Moderate Composite (reflects no deductions for fees, expenses or taxes)**	(1.08%)	5.44%	5.32%

* Effective May 1, 2017, the performance indexes of the Fund changed from the S&P 500 Index and the Aggressive Composite to the S&P 500 Index and the LVIP BlackRock Scientific Allocation. This change is due to a change in the Fund's investment strategy. The performance data for the LVIP BlackRock Scientific Allocation Composite is as of December 31, 2016.

** The Moderate Composite, which is an unmanaged index compiled by the Fund's adviser and is constructed as follows: 38% Barclays Capital U.S. Aggregate Bond Index, 13.5% MSCI EAFE® NR Value Index, 9% Russell 1000® Growth Index, 9% Russell 1000® Value Index, 9% MSCI EAFE® NR Growth Index, 7.5% Russell 1000® Index, 7.5% MSCI Emerging Markets NR Index, 4.5% Russell 2000® Index, and 2% Citigroup 3-month Treasury Bill Index. This Composite generally will reflect the Fund's asset allocation until May 1, 2017.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and AFFE are based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE are based on estimates for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund follows two investment strategies: a static allocation of 50% equity and 50% fixed income. The equity component solely utilizes BlackRock’s Scientific Active Equity MSCI ACWI Alpha Tilts strategy (“Equity Strategy”), while the fixed income strategy solely utilizes BlackRock’s Model Based Core Active Bond strategy (“Bond Strategy”).

Equity Strategy. The Equity Strategy focuses on delivering consistent and differentiated capital appreciation. We source insights from various datasets seeking to identify and capture less well known drivers of market returns.

The Equity Strategy primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. The Equity Strategy may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Equity Strategy may invest in securities of any market capitalization.

Securities selected will consist primarily of equity securities of companies with similar characteristics to the companies included in the MSCI All Country World Index that the Subadviser (“BlackRock”) selects using a proprietary quantitative model. The model is designed to select stocks based on an analysis of a wide range of factors, such as relative value; earnings quality; market sentiment; and thematic insights. BlackRock considers risk parameters in deciding upon the Equity Strategy’s aggregate securities holdings, and factors trading costs into its stock selection process.

The Equity Strategy may use derivatives, including futures, contracts for difference, swap agreements and/or foreign exchange transactions, to manage the risk and return of the Equity Strategy. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts. Derivatives are instruments that have a value based on another instrument, exchange rate or index, including but not limited to the MSCI All Country World Index. The use of futures, contracts for difference, swaps or foreign exchange transactions can be effective in managing the risk and return of the Fund.

Bond Strategy. The Bond Strategy utilizes a scientific and risk controlled process in building a fixed income portfolio. The scientific approach in the process focuses on a systematic approach that ensures the portfolio considers risk and return. Risk controls identify opportunities and balances risk and is ultimately translated into portfolio investments.

The Bond Strategy seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Bond Strategy may invest up to 10% of the Bond Strategy’s assets in securities rated below investment grade (“high yield” or “junk” bonds). The Bond Strategy may invest in bonds of any maturity or duration.

The Bond Strategy may invest a significant portion of its assets in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts – referred to as “to be announced” (“TBA”) transactions – on a regular basis.

		The Bond Strategy may use derivatives, such as futures contracts, options and various other instruments. The Strategy may also invest in derivatives based on foreign currencies. In addition, the Bond Strategy may use derivatives and short sales to enhance returns as part of an overall investment strategy or to offset a potential decline in the value of other holdings (referred to as a “hedge”), although the Strategy is not required to hedge.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
  “To Be Announced” (TBA) Transaction Risk. A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, paramount and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA Transaction typically are not determined until two days prior to settlement date. Until settlement occurs, the Fund purchaser is subject to counterparty credit risk of the seller and to changes in the market value of the securities purchased.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund's exposure to currency exchange rates and could negatively affect the value of the Fund's foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund's ability to benefit from favorable changes in currency exchange rates.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be "leveraged", which may magnify or otherwise increase investment losses.
  Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.

		Information has also been included for the LVIP BlackRock Scientific Allocation Composite, which is an unmanaged index compiled by the Fund’s adviser, and is constructed as follows: 50% MSCI All Country World Index and 50% Barclays Capital U.S. Aggregate Bond Index. The LVIP BlackRock Scientific Allocation Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Effective May 1, 2017, the Fund will change its investment strategy in an effort to improve the Fund’s investment performance. Also, on June 15, 2009, the Fund changed its investment strategy in connection with a reorganization where shareholders of the LVIP UBS Global Asset Allocation Fund became shareholders of the Fund. The bar chart shows performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Information has also been included for the LVIP BlackRock Scientific Allocation Composite, which is an unmanaged index compiled by the Fund’s adviser, and is constructed as follows: 50% MSCI All Country World Index and 50% Barclays Capital U.S. Aggregate Bond Index. The LVIP BlackRock Scientific Allocation Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2009 at: 13.18%.

		The Fund’s lowest return for a quarter occurred in the third quarter of 2011 at: (10.62%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/15
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2017, the performance indexes of the Fund changed from the S&P 500 Index and the Aggressive Composite to the S&P 500 Index and the LVIP BlackRock Scientific Allocation. This change is due to a change in the Fund’s investment strategy. The performance data for the LVIP BlackRock Scientific Allocation Composite is as of December 31, 2016.
LVIP Delaware Foundation(R) Moderate Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.01%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[3]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	$ 75
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	$ 1,211
2006	rr_AnnualReturn2006	16.20%
2007	rr_AnnualReturn2007	0.33%
2008	rr_AnnualReturn2008	(22.48%)
2009	rr_AnnualReturn2009	21.04%
2010	rr_AnnualReturn2010	11.00%
2011	rr_AnnualReturn2011	0.27%
2012	rr_AnnualReturn2012	11.30%
2013	rr_AnnualReturn2013	14.24%
2014	rr_AnnualReturn2014	4.63%
2015	rr_AnnualReturn2015	(1.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.62%)
1 year	rr_AverageAnnualReturnYear01	(1.15%)
5 years	rr_AverageAnnualReturnYear05	5.69%
10 years	rr_AverageAnnualReturnYear10	4.82%
LVIP Delaware Foundation(R) Moderate Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[3]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	$ 100
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	665
10 years	rr_ExpenseExampleYear10	$ 1,498
1 year	rr_AverageAnnualReturnYear01	(1.39%)
5 years	rr_AverageAnnualReturnYear05	5.43%
10 years	rr_AverageAnnualReturnYear10	4.72%
LVIP Delaware Foundation(R) Moderate Allocation Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.38%
5 years	rr_AverageAnnualReturnYear05	12.57%
10 years	rr_AverageAnnualReturnYear10	7.31%
LVIP Delaware Foundation(R) Moderate Allocation Fund | LVIP BlackRock Scientific Allocation Composite (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.29%	[4]
5 years	rr_AverageAnnualReturnYear05	5.89%	[4]
10 years	rr_AverageAnnualReturnYear10	4.44%	[4]
LVIP Delaware Foundation(R) Moderate Allocation Fund | Moderate Composite (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.08%)	[5]
5 years	rr_AverageAnnualReturnYear05	5.44%	[5]
10 years	rr_AverageAnnualReturnYear10	5.32%	[5]

[1]	Other expenses and AFFE are based on estimates for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.73% of the Fund's average daily net assets for the Standard Class and 0.98% for the Service Class. Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[4]	Effective May 1, 2017, the performance indexes of the Fund changed from the S&P 500 Index and the Aggressive Composite to the S&P 500 Index and the LVIP BlackRock Scientific Allocation. This change is due to a change in the Fund's investment strategy. The performance data for the LVIP BlackRock Scientific Allocation Composite is as of December 31, 2016.
[5]	The Moderate Composite, which is an unmanaged index compiled by the Fund's adviser and is constructed as follows: 38% Barclays Capital U.S. Aggregate Bond Index, 13.5% MSCI EAFE® NR Value Index, 9% Russell 1000® Growth Index, 9% Russell 1000® Value Index, 9% MSCI EAFE® NR Growth Index, 7.5% Russell 1000® Index, 7.5% MSCI Emerging Markets NR Index, 4.5% Russell 2000® Index, and 2% Citigroup 3-month Treasury Bill Index. This Composite generally will reflect the Fund's asset allocation until May 1, 2017.